Bonus Programs - Summary of Number of Shares Held by the Trust (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares held by trust | $	$ 1,117	$ 706
FEMSA UBD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	3,672,586	3,414,900
Shares acquired by the administrative trust to employees (in shares)	4,256,433	2,221,136
Number of other equity instruments exercised or vested in share-based payment arrangement	(2,206,000)	(1,963,450)
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	5,723,019	3,672,586
KOFL UBL
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	1,701,074	1,360,158
Shares acquired by the administrative trust to employees (in shares)	1,266,283	921,125
Number of other equity instruments exercised or vested in share-based payment arrangement	(1,106,978)	(580,209)
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	1,860,379	1,701,074